The E-Valuator Aggressive Growth (85%-99%) RMS Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2023 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 58.4%
	BROAD BASED — 1.0%
77,153	Invesco DB Commodity Index Tracking Fund*	$1,700,452
	BROAD MARKET — 5.9%
71,279	Schwab Fundamental U.S. Broad Market Index ETF	4,355,147
47,687	Vanguard U.S. Quality Factor ETF	6,030,965
		10,386,112
	CONSUMER STAPLES — 5.5%
125,309	Invesco S&P SmallCap Consumer Staples ETF	4,812,893
25,377	Vanguard Consumer Staples ETF	4,845,992
		9,658,885
	CONVERTIBLE — 0.0%
424	iShares Convertible Bond ETF	33,322
	CORPORATE — 3.5%
87,619	Franklin Senior Loan ETF	2,128,266
12,861	iShares 0-5 Year High Yield Corporate Bond ETF	542,991
11,309	iShares Investment Grade Bond Factor ETF	511,676
39,998	Principal Active High Yield ETF	754,362
17,351	Vanguard Long-Term Corporate Bond ETF	1,390,683
17,180	Xtrackers Short Duration High Yield Bond ETF	762,247
		6,090,225
	EMERGING MARKETS — 2.4%
58,042	Columbia EM Core ex-China ETF	1,756,932
21,580	Schwab Fundamental Emerging Markets Large Co. Index ETF	585,681
54,739	SPDR S&P Emerging Markets Dividend ETF	1,780,112
		4,122,725
	GLOBAL — 1.4%
21,093	SPDR Global Dow ETF	2,510,331
	GOVERNMENT — 0.8%
14,399	iShares 7-10 Year Treasury Bond ETF	1,387,920
	INTERNATIONAL — 5.0%
41,802	iShares Currency Hedged MSCI EAFE Small-Cap ETF	1,224,899
42,829	Schwab Fundamental International Large Co. Index ETF	1,444,622
56,357	SPDR Portfolio Developed World ex-US ETF	1,916,701
40,101	Vanguard FTSE Developed Markets ETF	1,920,838
57,833	WisdomTree Global ex-US Quality Dividend Growth Fund	2,139,243
		8,646,303
	LARGE-CAP — 12.5%
10,520	Invesco QQQ Trust Series 1	4,308,150

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2023 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	LARGE-CAP (Continued)
70,038	Schwab Fundamental U.S. Large Co. Index ETF	$4,338,154
58,123	Schwab U.S. Large-Cap Growth ETF	4,821,884
94,855	SPDR Portfolio S&P 500 Value ETF	4,423,089
23,360	Vanguard Mega Cap ETF	3,954,381
		21,845,658
	MID-CAP — 12.3%
27,252	Invesco S&P MidCap 400 Pure Value ETF	3,172,950
56,380	Invesco S&P Midcap 400 Revenue ETF	5,921,592
46,105	Invesco S&P MidCap Momentum ETF	4,140,690
64,832	JPMorgan Market Expansion Enhanced Equity ETF	3,482,127
21,200	Vanguard Mid-Cap Growth ETF	4,654,884
		21,372,243
	PRECIOUS METALS — 3.4%
141,829	abrdn Physical Silver Shares ETF*	3,229,446
67,206	iShares Gold Trust*	2,623,050
		5,852,496
	SMALL-CAP — 3.6%
60,039	Dimensional U.S. Small Cap ETF	3,579,525
49,053	Invesco S&P SmallCap Momentum ETF	2,779,142
		6,358,667
	THEMATIC — 1.1%
57,005	Global X U.S. Infrastructure Development ETF	1,964,392
	Total Exchange-Traded Funds
	(Cost $94,022,532)	101,929,731
	MUTUAL FUNDS — 39.1%
	AGGREGATE BOND — 1.9%
186,520	Vanguard Core Bond Fund - Admiral Shares	3,394,657
	BLEND BROAD MARKET — 2.3%
111,560	DFA U.S. Core Equity 1 Portfolio - Class Institutional	4,022,867
	BLEND LARGE CAP — 3.9%
107,282	DFA U.S. Large Co. Portfolio - Class Institutional	3,392,255
46,151	Schwab S&P 500 Index Fund - Class Select	3,373,621
		6,765,876
	BLEND MID CAP — 3.2%
161,113	Vanguard Strategic Equity Fund - Class Investor	5,535,856
	EMERGING MARKET STOCK — 0.7%
16,758	New World Fund, Inc. - Class F-3	1,256,864

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2023 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	EMERGING MARKETS BOND — 1.7%
125,056	TIAA-CREF Emerging Markets Debt Fund - Class Institutional	$1,044,221
85,358	Vanguard Emerging Markets Bond Fund - Class Admiral	1,977,754
		3,021,975
	FOREIGN AGGREGATE BOND — 1.5%
236,068	Dodge & Cox Global Bond Fund - Class I	2,582,588
	FOREIGN BLEND — 5.6%
63,657	DFA International Small Co. Portfolio - Class Institutional	1,229,220
281,606	Dimensional Global Equity Portfolio - Class Institutional	8,580,544
		9,809,764
	FOREIGN VALUE — 4.3%
74,558	American Beacon EAM International Small Cap Fund - Class R5	1,249,588
60,352	DFA International Small Cap Value Portfolio - Class Institutional	1,281,278
70,561	DFA International Value Portfolio - Class Institutional	1,411,933
233,607	Dodge & Cox Global Stock Fund - Class I	3,485,413
		7,428,212
	GROWTH BROAD MARKET — 3.8%
116,979	New Perspective Fund - Class R-6	6,542,662
	GROWTH LARGE CAP — 2.8%
92,949	TIAA-CREF Large-Cap Growth Index Fund - Class Institutional	4,818,457
	GROWTH SMALL CAP — 1.5%
26,124	Vanguard Explorer Fund - Class Admiral	2,696,731
	VALUE LARGE CAP — 2.5%
59,961	Vanguard Windsor Fund - Class Admiral	4,343,005
	VALUE MID CAP — 3.4%
83,970	DFA U.S. Targeted Value Portfolio - Class Institutional	2,677,789
114,213	Vanguard Selected Value Fund - Class Investor	3,300,769
		5,978,558
	Total Mutual Funds
	(Cost $63,124,589)	68,198,072
	MONEY MARKET FUNDS — 2.4%
3,419,614	Gabelli U.S. Treasury Money Market Fund - Class AAA, 5.27%[1]	3,419,614
722,586	Goldman Sachs Financial Square Government Fund - Institutional Class, 5.17%[1]	722,586
	Money Market Funds
	(Cost $4,142,200)	4,142,200

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2023 (Unaudited)

Number of Shares		Value
	MONEY MARKET FUNDS (Continued)
	TOTAL INVESTMENTS — 99.9%
	(Cost $161,289,321)	$174,270,003
	Other Assets in Excess of Liabilities — 0.1%	104,156
	TOTAL NET ASSETS — 100.0%	$174,374,159

*Non-income producing security.
[1]Effective 7 day yield as of December 31, 2023.